Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Schedule of detailed information about related party balances [Table Text Block]
					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2018		2019		2019
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	687	848	415	108	120	31

	687	848	415	108	120	31

Schedule of benefits for employment of key management personnel (including directors) employed [Table Text Block]
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2017		2018		2019		2019
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits	5	7,816	8	8,790	4	5,190	1,502

Schedule of benefits for employment of key management personnel (including directors) not employed [Table Text Block]
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2017		2018		2019		2019
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Directors’ fees	8	682	7	1,027	7	636	184

	8	682	7	1,027	7	636	184

Schedule of transactions with related parties [Table Text Block]
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2017		2018		2019		2019
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	634	2,661	2,107	913	1,326	-	384	-
General and administrative expenses	2,014	2,507	2,254	3,517	2,560	1,304	741	377

	2,648	5,168	4,361	4,430	3,886	1,304	1,125	377